Significant Accounting Policies (Details Textual) ₪ in Billions	12 Months Ended
Dec. 31, 2017 ILS (₪)
Significant Accounting Policies [Line Items]
Description of legal claims

Contingent liabilities are accounted for according to IAS 37 and its related provisions. Accordingly, the claims are classified by likelihood of realization of the exposure to risk, as follows:

a.	More likely than not - more than 50% probability

b.	Possible - probability higher than unlikely and less than 50%

c.	Remote - probability of 10% or less

Initial implementation non-current asset	₪ 1.4
Initial implementation non-current liabilities	1.0
Initial implementation current liabilities	0.4
Decrease in operating expenses	0.4
Increase in cash flows from operating activities	0.4
Decrease in cash flows from financing activities	₪ 0.4
Bottom of range [member]
Significant Accounting Policies [Line Items]
Amortized over a period	1 year
Top of range [member]
Significant Accounting Policies [Line Items]
Amortized over a period	4 years